Summary of Significant Accounting Policies (Schedule of Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net earnings (loss) attributable to ordinary shares (US$ thousands)	$ (11,479)	$ (13,708)	$ (26,413)
Weighted average number of ordinary shares outstanding used in basic earnings (loss) per ordinary share calculation	5,706,670	6,019,661	6,699,813
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per ordinary share calculation	5,706,670	6,019,661	6,699,813
Basic earnings (loss) per ordinary shares (US$)	$ (2.011)	$ (2.277)	$ (3.942)
Diluted earnings (loss) per ordinary shares (US$)	$ (2.011)	$ (2.277)	$ (3.942)
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	766,398	230,696	69,005